ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions			1 Months Ended		2 Months Ended	12 Months Ended
		Sep. 28, 2023	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Jun. 13, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						$ 25,554		$ 26,391		$ 21,673
Other comprehensive income (loss)						879		148		260
Other items						10	[1],[2]	240	[3],[4]	561	[5],[6],[7]
Issue of equity						763	[1],[8]	13	[3]	2,974	[5]
Issuance of class A shares of BIPC		$ 751	$ 134	$ 502	$ 1,140
Balance as						34,016		25,554		26,391
Changes in tax rates or the imposition of new taxes						4		(6)		188
North American container terminal operation
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax						$ 142		142
Disposal of ownership interest, percentage						49.00%						19.00%
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						$ 5,372		5,702		4,233
Other comprehensive income (loss)						219		237		138
Other items						380	[1],[2]	31	[3],[4]	892	[5],[6],[7]
Issue of equity						12	[1],[8]	13	[3]	545	[5]
Balance as						5,321		5,372		5,702
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						481	[2]	323	[4]	452	[7]
Other comprehensive income (loss)						219	[2]	237	[4]	138	[7]
Other items						(24)	[1],[2]	(79)	[3],[4]	(267)	[5],[6],[7]
Other items						(19)		(79)
Issuance of class A shares of BIPC						(5)
Balance as						676	[2]	481	[2]	323	[4]
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						774		673
Other comprehensive income (loss)						144		101
Other items						0		0
Issuance of class A shares of BIPC						(15)
Balance as						903		774		673
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(1,741)		(1,463)
Other comprehensive income (loss)						190		(285)
Other items						0		7
Issuance of class A shares of BIPC						36
Balance as						(1,515)		(1,741)		(1,463)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						115		27
Other comprehensive income (loss)						(12)		88
Other items						0		0
Issuance of class A shares of BIPC						(2)
Balance as						101		115		27
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						87		56
Other comprehensive income (loss)						(48)		31
Other items						0		0
Issuance of class A shares of BIPC						(3)
Balance as						36		87		56
Limited Partners | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						125		125
Other comprehensive income (loss)						0		0
Other items						0		0
Issuance of class A shares of BIPC						(3)
Balance as						122		125		125
Limited Partners | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						3		(10)
Other comprehensive income (loss)						(3)		13
Other items						0		0
Issuance of class A shares of BIPC						(1)
Balance as						(1)		3		(10)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1,118		915
Other comprehensive income (loss)						(52)		289
Other items						(19)		(86)
Issuance of class A shares of BIPC						(17)
Balance as						1,030		1,118		915
General Partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						27		31		19
Other comprehensive income (loss)						2
Other items						3	[1],[4]			11	[5],[6],[7]
Balance as						28		27		31
General Partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						2		2
Other comprehensive income (loss)						2		0
Issuance of class A shares of BIPC						0
Balance as						4		2		2
General Partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						4		4
Other comprehensive income (loss)						1		0
Issuance of class A shares of BIPC						0
Balance as						5		4		4
General Partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(9)		(8)
Other comprehensive income (loss)						1		(1)
Issuance of class A shares of BIPC						(1)
Balance as						(9)		(9)		(8)
General Partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						0		0
Other comprehensive income (loss)						0		0
Issuance of class A shares of BIPC						1
Balance as						1		0		0
General Partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						0		0
Other comprehensive income (loss)						0		0
Issuance of class A shares of BIPC						0
Balance as						0		0		0
General Partner | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1		1
Other comprehensive income (loss)						0		0
Issuance of class A shares of BIPC						0
Balance as						1		1		1
General Partner | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						0		0
Other comprehensive income (loss)						0		0
Issuance of class A shares of BIPC						0
Balance as						0		0		0
General Partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						6		5
Other comprehensive income (loss)						0		1
Issuance of class A shares of BIPC						0
Balance as						6		6		5
Non-controlling Interest - Redeemable Partnership Units
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						2,263		2,408		1,687
Other comprehensive income (loss)						90		107		58
Other items						109	[1],[2]	11	[3],[4]	308	[5],[6],[7]
Issue of equity	[5]									(400)
Balance as						2,190		2,263		2,408
Non-controlling Interest - Redeemable Partnership Units | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						210		137
Other comprehensive income (loss)						90		107
Other items						(9)		(34)
Issuance of class A shares of BIPC						(14)
Balance as						277		210		137
Non-controlling Interest - Redeemable Partnership Units | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						326		283
Other comprehensive income (loss)						60		43
Other items						0		0
Issuance of class A shares of BIPC						(14)
Balance as						372		326		283
Non-controlling Interest - Redeemable Partnership Units | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(726)		(616)
Other comprehensive income (loss)						79		(112)
Other items						0		2
Issuance of class A shares of BIPC						23
Balance as						(624)		(726)		(616)
Non-controlling Interest - Redeemable Partnership Units | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						49		12
Other comprehensive income (loss)						(6)		37
Other items						0		0
Issuance of class A shares of BIPC						(2)
Balance as						41		49		12
Non-controlling Interest - Redeemable Partnership Units | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						36		24
Other comprehensive income (loss)						(20)		12
Other items						0		0
Issuance of class A shares of BIPC						(1)
Balance as						15		36		24
Non-controlling Interest - Redeemable Partnership Units | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						53		53
Other comprehensive income (loss)						0		0
Other items						0		0
Issuance of class A shares of BIPC						(3)
Balance as						50		53		53
Non-controlling Interest - Redeemable Partnership Units | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(1)		(6)
Other comprehensive income (loss)						(1)		5
Other items						0		0
Issuance of class A shares of BIPC						2
Balance as						0		(1)		(6)
Non-controlling Interest - Redeemable Partnership Units | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						473		387
Other comprehensive income (loss)						(22)		122
Other items						(9)		(36)
Issuance of class A shares of BIPC						(19)
Balance as						423		473		387
Non-controlling interest— BIPC exchangeable shares | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						118		77
Other comprehensive income (loss)						62		60
Other items						(4)		(19)
Issuance of class A shares of BIPC						19
Balance as						195		118		77
Non-controlling interest— BIPC exchangeable shares | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						186		161
Other comprehensive income (loss)						41		25
Other items						0		0
Issuance of class A shares of BIPC						30
Balance as						257		186		161
Non-controlling interest— BIPC exchangeable shares | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(415)		(351)
Other comprehensive income (loss)						55		(65)
Other items						0		1
Issuance of class A shares of BIPC						(64)
Balance as						(424)		(415)		(351)
Non-controlling interest— BIPC exchangeable shares | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						28		7
Other comprehensive income (loss)						(3)		21
Other items						0		0
Issuance of class A shares of BIPC						4
Balance as						29		28		7
Non-controlling interest— BIPC exchangeable shares | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						20		13
Other comprehensive income (loss)						(14)		7
Other items						0		0
Issuance of class A shares of BIPC						4
Balance as						10		20		13
Non-controlling interest— BIPC exchangeable shares | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						30		30
Other comprehensive income (loss)						0		0
Other items						0		0
Issuance of class A shares of BIPC						5
Balance as						35		30		30
Non-controlling interest— BIPC exchangeable shares | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1		(2)
Other comprehensive income (loss)						(1)		3
Other items						0		0
Issuance of class A shares of BIPC						(1)
Balance as						(1)		1		(2)
Non-controlling interest— BIPC exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						268		219
Other comprehensive income (loss)						(16)		69
Other items						(4)		(20)
Issuance of class A shares of BIPC						41
Balance as						289		268		219
Non-controlling Interest - Exchange LP Units, equity | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						6		4
Other comprehensive income (loss)						3		2
Issuance of BIPC exchangeable LP units, value						0
Other items						0
Balance as						9		6		4
Non-controlling Interest - Exchange LP Units, equity | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						11		10
Other comprehensive income (loss)						2		1
Issuance of BIPC exchangeable LP units, value						(1)
Other items						0
Balance as						12		11		10
Non-controlling Interest - Exchange LP Units, equity | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						(28)		(24)
Other comprehensive income (loss)						1		(4)
Issuance of BIPC exchangeable LP units, value						9
Other items						0
Balance as						(18)		(28)		(24)
Non-controlling Interest - Exchange LP Units, equity | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						2		1
Other comprehensive income (loss)						0		1
Issuance of BIPC exchangeable LP units, value						(1)
Other items						0
Balance as						1		2		1
Non-controlling Interest - Exchange LP Units, equity | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1		1
Other comprehensive income (loss)						(1)		0
Issuance of BIPC exchangeable LP units, value						0
Other items						0
Balance as						0		1		1
Non-controlling Interest - Exchange LP Units, equity | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						1		1
Other comprehensive income (loss)						0		0
Issuance of BIPC exchangeable LP units, value						0
Other items						0
Balance as						1		1		1
Non-controlling Interest - Exchange LP Units, equity | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						0		0
Other comprehensive income (loss)						0		0
Issuance of BIPC exchangeable LP units, value						0
Other items						0
Balance as						0		0		0
Non-controlling Interest - Exchange LP Units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as						19		15
Other comprehensive income (loss)						1		4
Issuance of BIPC exchangeable LP units, value						(7)
Other items						0
Balance as						$ 13		$ 19		$ 15

[1]	Refer to Note 27, Partnership Capital.
[2]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[3]	Refer to Note 27, Partnership Capital.
[4]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[5]	Refer to Note 27, Partnership Capital.
[6]	Refer to Note 6, Acquisition of Businesses
[7]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[8]	Refer to Note 6, Acquisition of Businesses